Schedule II - Condensed Financial Information of Parent - Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments:
Equity securities, available-for-sale, at fair value (cost of $52.4 at 2012 and $65.6 at 2011)	$ 282.3	$ 340.1		$ 353.8
Derivatives	2,077.0	2,374.5		2,660.9
Total investments	92,213.8	95,487.6		92,819.2
Cash and cash equivalents	2,787.7	1,786.8	1,277.0	638.0	615.3	1,269.4
Loans to subsidiaries	0	0		0
Current income taxes		0		26.0
Other assets	1,128.2	1,362.5		1,476.3
Total assets	220,850.0	216,394.2		203,572.8
Liabilities and Shareholder's Equity
Short-term debt	321.2	1,064.6		1,054.6
Long-term debt	3,440.8	3,171.1		1,343.1
Derivatives	1,670.6	1,944.2		1,955.8
Due to affiliates	0	0		0
Other liabilities	1,231.3	1,604.2		1,563.6
Total liabilities	205,251.1	200,333.0		189,646.7
Shareholder's equity:
Common stock (900,000,000 shares authorized, 230,079,120 issued and 230,000,000 outstanding, net of 79,120 of Treasury Shares; $0.01 par value per share)	2.3	2.3		2.3
Additional paid-in capital	22,909.9	22,917.6		22,865.2
Accumulated other comprehensive income	3,452.8	3,710.7	2,587.0	2,595.0	973.3
Appropriated-consolidated investment entities	0.2	6.4		126.5
Unappropriated	(12,974.1)	(12,762.1)		(13,235.1)
Total ING U.S., Inc. shareholder's equity	13,391.1	13,874.9		12,353.9
Total liabilities and shareholder's equity	220,850.0	216,394.2		203,572.8
Parent Issuer
Investments:
Equity securities, available-for-sale, at fair value (cost of $52.4 at 2012 and $65.6 at 2011)	69.8	63.9		69.4
Derivatives	109.4	117.7		137.1
Limited partnerships/corporations		15,715.1		14,867.0
Total investments	15,413.1	15,896.7		15,073.5
Cash and cash equivalents	384.2	357.5	0.5	1.3	3.0	1.9
Loans to subsidiaries	111.9	77.0		179.4
Due from subsidiaries		16.5		6.3
Current income taxes		221.1		(214.0)
Deferred income taxes		127.4		263.0
Other assets	37.0	35.8		55.7
Total assets		16,732.0		15,579.2
Liabilities and Shareholder's Equity
Short-term debt	525.7	886.1		2,911.0
Long-term debt	2,094.1	1,824.6		0
Derivatives	59.6	59.3		71.5
Due to affiliates	0.6	23.1		16.2
Current income taxes				214.0
Other liabilities	38.7	64.0		12.6
Total liabilities		2,857.1		3,225.3
Shareholder's equity:
Common stock (900,000,000 shares authorized, 230,079,120 issued and 230,000,000 outstanding, net of 79,120 of Treasury Shares; $0.01 par value per share)		2.3		2.3
Additional paid-in capital		22,917.6		22,865.2
Accumulated other comprehensive income		3,710.7		2,595.0
Appropriated-consolidated investment entities		6.4		126.5
Unappropriated		(12,762.1)		(13,235.1)
Total ING U.S., Inc. shareholder's equity	13,391.1	13,874.9		12,353.9
Total liabilities and shareholder's equity		$ 16,732.0		$ 15,579.2